Taxes to Recover (Tables)	12 Months Ended
Dec. 31, 2021
Taxes to recover
Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2021	12/31/2020
ICMS (a.1)	893,206	1,129,325
PIS and COFINS (a.2) (a.3)	1,177,513	1,297,029
Value-added tax (IVA) of foreign subsidiaries	179	35,600
Others	37,127	57,704
Total	2,108,025	2,519,658
Current	1,061,227	1,044,850
Non-current	1,046,798	1,474,808

Summary of Recoverable Income Tax and Social Contribution Taxes

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries, arising from the tax advances of previous years, as well as referring to lawsuits the non-incidence of IRPJ and CSLL on the monetary variation (SELIC) in the repetition of undue payments (see note 10.e), with management estimating the realization of these credits within up to 5 years.

	12/31/2021	12/31/2020
IRPJ and CSLL	447,191	627,285
Current	291,833	366,080
Non-current	155,358	261,205